CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
Credit Risk
Concentration and risks
Summary of concentration of risk

	As of December 31,
	2023		2024
	RMB		RMB
Company A	27,371	74%	9,653	40%
Company B	—	—	4,440	18%

	As of December 31,
	2023		2024
	RMB		RMB
Xiaomi	4,365	100%	591,221	100%

	As of December 31,
	2023		2024
	RMB		RMB
Xiaomi	100	100%	100	1%
Foshan Viomi	—	—	11,134	99%

Revenue Concentration Risk
Concentration and risks
Summary of concentration of risk

	Year ended December 31,
	2022		2023		2024
	RMB		RMB		RMB
Xiaomi	1,336,612	75%	1,292,880	79%	1,752,246	83%